Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	GABELLI EQUITY SERIES FUNDS, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000877670
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 22, 2024
Document Effective Date	dei_DocumentEffectiveDate	Apr. 22, 2024
Prospectus Date	rr_ProspectusDate	Jan. 26, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Gabelli Equity Income Fund

Supplement dated April 22, 2024
to
The Gabelli Equity Income Fund’s Statutory Prospectus dated January 26, 2024,
Summary Prospectus dated January 26, 2024,
and Statement of Additional Information dated January 26, 2024

This supplement amends certain information in the Statutory Prospectus (the “Prospectus”), Summary Prospectus, and Statement of Additional Information (the “SAI”), each dated January 26, 2024, of The Gabelli Equity Income Fund (the “Fund”). Unless otherwise indicated, all other information included in the Prospectus, Summary Prospectus, and SAI, or any previous supplements thereto, that is not inconsistent with the information set forth in this supplement, remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meaning as in the Prospectus, Summary Prospectus, or SAI, as applicable.

THE GABELLI EQUITY INCOME FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the Effective Date, all references to Class C1 shares, except the references under the sections entitled “The Gabelli Equity Income Fund – Performance” in the Prospectus and “Performance” in the Summary Prospectus, are hereby deleted from the Fund's Prospectus, Summary Prospectus, and SAI.